UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
         ---------------------------------------
Address: 551 Fifth Avenue, 36th Floor
         ---------------------------------------
         New York, NY 10176
         ---------------------------------------
Form 13F File Number: 028-13676
                      --------------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
       ---------------------------------------
Title: Chief Financial Officer
       ---------------------------------------
Phone: (212) 672-9600
       ---------------------------------------
Signature, Place, and Date of Signing:

/s/ Daniel Jemal                  New York, NY              May 14, 2012
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             NONE
                                          ------------------
Form 13F Information Table Entry Total:          37
                                          ------------------
Form 13F Information Table Value Total:     593,334
                                          ------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BANCORP PA NEW   COM             01890A108      5,732     497,127      SH            SOLE       N/A         497,127
-----------------------------------------------------------------------------------------------------------------------------------
ASB BANCORP INC N C       COM             00213T109      7,257     553,970      SH            SOLE       N/A         553,970
-----------------------------------------------------------------------------------------------------------------------------------
ASML HOLDING N V          NY REG SHS      N07059186     59,885   1,194,350      SH            SOLE       N/A       1,194,350
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP *W EXP 01/16/2019    060505146     30,953   6,656,475      SH            SOLE       N/A       6,656,475
-----------------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP           COM             132618109      1,982     707,788      SH            SOLE       N/A         707,788
-----------------------------------------------------------------------------------------------------------------------------------
COMERICA INC         *W EXP 11/14/2018    200340115        967     114,939      SH            SOLE       N/A         114,939
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO PLC                 SPONSORED ADR   29358Q109     42,597     804,775      SH            SOLE       N/A         804,775
-----------------------------------------------------------------------------------------------------------------------------------
FEDFIRST FINL CORP NEW    COM             31429C101      2,049     149,010      SH            SOLE       N/A         149,010
-----------------------------------------------------------------------------------------------------------------------------------
FIRST CONN BANCRP INC MD  COM             319850103        273      20,700      SH            SOLE       N/A          20,700
-----------------------------------------------------------------------------------------------------------------------------------
FIRST FINL NORTHWEST IN   COM             32022K102      1,667     215,937      SH            SOLE       N/A         215,937
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN FINL CORP VA     COM             35353C102      9,132     680,000      SH            SOLE       N/A         680,000
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC    COM             398905109     35,952     640,065      SH            SOLE       N/A         640,065
-----------------------------------------------------------------------------------------------------------------------------------
HERITAGE FINL GROUP INC   COM             42726X102      6,383     540,000      SH            SOLE       N/A         540,000
-----------------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC          COM             43689E107     13,343     765,060      SH            SOLE       N/A         765,060
-----------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD   COM             43710G105     15,910   1,570,547      SH            SOLE       N/A       1,570,547
-----------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP LA NEW   COM             43708L108        933      65,471      SH            SOLE       N/A          65,471
-----------------------------------------------------------------------------------------------------------------------------------
HUNTINGTON INGALLS INDS   COM             446413906     37,949     943,071      SH            SOLE       N/A         943,071
-----------------------------------------------------------------------------------------------------------------------------------
IF BANCORP INC            COM             44951J105      2,501     202,196      SH            SOLE       N/A         202,196
-----------------------------------------------------------------------------------------------------------------------------------
KAISER FED FINL GROUP INC COM             483056107      6,462     461,922      SH            SOLE       N/A         461,922
-----------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW               COM             493267108     12,325   1,450,000      SH            SOLE       N/A       1,450,000
-----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA BANCORP NEW     COM             54619P104        983      61,697      SH            SOLE       N/A          61,697
-----------------------------------------------------------------------------------------------------------------------------------
NAUGATUCK VY FINL  MD     COM             63906P107      4,066     560,851      SH            SOLE       N/A         560,851
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N103     54,641   1,458,255      SH            SOLE       N/A       1,458,255
-----------------------------------------------------------------------------------------------------------------------------------
NOBLE CORPORATION BAAR    NAMEN -AKT      H5833N903      9,368     250,000    CALL            SOLE       N/A         250,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                COM             717081103     38,140   1,684,248      SH            SOLE       N/A       1,684,248
-----------------------------------------------------------------------------------------------------------------------------------
POAGE BANKSHARES INC      COM             730206109        835      67,627      SH            SOLE       N/A          67,627
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL. CORP NEW    COM             7591EP100     54,200   8,224,611      SH            SOLE       N/A       8,224,611
-----------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD    COM             760975902      5,586     380,000    CALL            SOLE       N/A         380,000
-----------------------------------------------------------------------------------------------------------------------------------
SANOFI                    SPONSORED ADR   80105N105     39,217   1,012,063      SH            SOLE       N/A       1,012,063
-----------------------------------------------------------------------------------------------------------------------------------
SANOFI               RIGHT 12/31/2020     80105N113      2,242   1,661,048      SH            SOLE       N/A       1,661,048
-----------------------------------------------------------------------------------------------------------------------------------
SP BANCORP INC            COM             78468K106      1,699     138,000      SH            SOLE       N/A         138,000
-----------------------------------------------------------------------------------------------------------------------------------
STANDARD REGISTER CO      COM             853887107        716     572,555      SH            SOLE       N/A         572,555
-----------------------------------------------------------------------------------------------------------------------------------
TECH DATA CORP            COM             878237106     30,016     553,195      SH            SOLE       N/A         553,195
-----------------------------------------------------------------------------------------------------------------------------------
WABCO HLDGS INC           COM             92927K102     22,919     378,957      SH            SOLE       N/A         378,957
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW *W EXP 10/28/2018    949746119     30,913   3,072,884      SH            SOLE       N/A       3,072,884
-----------------------------------------------------------------------------------------------------------------------------------
WOLVERINE BANCORP INC     COM             977880103      3,283     211,784      SH            SOLE       N/A         211,784
-----------------------------------------------------------------------------------------------------------------------------------
YRC WORLDWIDE INC         COM PAR $.01    984249607        258      38,940      SH            SOLE       N/A          38,940
-----------------------------------------------------------------------------------------------------------------------------------